SUBSEQUENT EVENTS (Details) In Millions, except Share data, unless otherwise specified					0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Apr. 23, 2014 Subsequent event USD ($)	Apr. 23, 2014 Subsequent event Holdings USD ($)	Apr. 22, 2014 Subsequent event Ordinary shares USD ($)	Apr. 23, 2014 Subsequent event Ordinary shares Holdings USD ($)	Apr. 22, 2014 Subsequent event American Depository Shares USD ($)
Subsequent events
Ordinary share, par value (in dollars per share)	$ 0.01	0.08	$ 0.01	0.08			$ 0.01	$ 0.001
Cash payable on cancellation of shares							$ 2.33		$ 7.00
Number of shares represented by ADS									3
Total cash consideration to close the Merger					$ 30.7
Portion of merger consideration funded by withdrawn amount of credit facility						30.0
Portion of merger consideration funded by cash					$ 0.7
Number of fully paid and non-assessable ordinary shares that can be acquired upon exercise of Holdings Option								1